ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
ASSET RETIREMENT OBLIGATIONS

NOTE 7: ASSET RETIREMENT OBLIGATIONS

In conjunction with the approval permitting the Company to resume drilling in the existing fields, the Company has recorded an asset retirement obligation (“ARO”) based upon the plan submitted in connection with the permit. The ARO results from the Company’s responsibility to abandon and reclaim their net share of all working interest properties and facilities. The Company disposed of $684,679 in ARO for sales of leases during the nine months ended December 31, 2022, and $22,545 in the nine months ended December 31, 2021. Amounts reflected in the statements of operations are net of any oil and gas reserves being sold with the plugging liabilities.

The following table summarizes activity in the Company’s ARO for the nine months ended December 31, 2022 and the nine months ended December 31, 2021:

	December 31, 2022	December 31, 2021
	(unaudited)	(unaudited)
Balance, beginning of period	$1,303,751	$1,531,589
Accretion expense	52,063	117,715
Reclamation obligations settled	-	-
Disposition due to sale of property	(684,679)	(22,545)
Additions	-	-
Changes in estimates	-	-
Balance, end of period	$671,135	$1,626,759

Total ARO at December 31, 2022 and December 31, 2021 shown in the table above consists of amounts for future plugging and abandonment liabilities on our wellbores and facilities based on third-party estimates of such costs, adjusted for inflation for the periods ended December 31, 2022 and December 31, 2021, respectively. These values are discounted to present value at 10% per annum for the periods ended December 31, 2022 and December 31, 2021.

White River Holdings Corp [Member]
ASSET RETIREMENT OBLIGATIONS

NOTE 13: ASSET RETIREMENT OBLIGATIONS

In conjunction with the approval permitting the Company to resume drilling in the existing fields, the Company has recorded an asset retirement obligation (“ARO”) based upon the plan submitted in connection with the permit. The ARO results from the Company’s responsibility to abandon and reclaim their net share of all working interest properties and facilities.

The following table summarizes activity in the Company’s ARO for the years ended March 31, 2022 and March 31, 2021:

	March 31, 2022	March 31, 2021

Balance, beginning of period	$1,531,589	$294,800
Accretion expense	155,612	64,401
Reclamation obligations settled	-	-
Disposition due to sale of property	(383,450)	-
Additions	-	110,000
Changes in estimates	-	1,062,388
Balance, end of period	$1,303,751	$1,531,589

Total ARO at March 31, 2022 and 2021 shown in the table above consists of amounts for future plugging and abandonment liabilities on our wellbores and facilities based on third-party estimates of such costs, adjusted for inflation for the periods ended March 31, 2022 and 2021, respectively. These values are discounted to present value at 10% per annum for the periods ended March 31, 2022 and 2021. The Company disposed of a portion of their properties and wrote off the balance of ARO associated with that disposal of $383,450 in sales of some of the Company’s properties.